EMPLOYEE BENEFIT PLANS - Defined contribution plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined contribution plan
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 411,717	$ 369,584
Pension
EMPLOYEE BENEFIT PLANS
Defined contribution expense	318,988	286,621
Current severance regimen
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 92,729	$ 82,963